Supplemental information on oil and gas producing activities (Details 4) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration for and evaluation of mineral resources [Abstract]
Future cash inflows	$ 182,114,282	$ 140,458,230	$ 176,865,586
Future costs
Production	(70,159,534)	(60,705,779)	(76,363,169)
Development	(14,860,992)	(12,005,835)	(16,498,118)
Income taxes	(23,660,328)	(15,400,000)	(30,052,830)
Future net cash flow	73,433,428	52,346,616	53,951,469
10% discount factor	(22,216,583)	(18,221,004)	(19,117,422)
Standardized measure of discounted net cash flows	$ 51,216,845	$ 34,125,612	$ 34,834,047